Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Derivatives designated as hedging instruments and other | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	¥ 235,398	¥ 276,132
Derivatives designated as hedging instruments and other | Interest rate swap agreements | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	4,625	2,070
Derivatives designated as hedging instruments and other | Interest rate swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	1,404	1,273
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	144,864	163,342
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	1,509	1,075
Derivatives designated as hedging instruments and other | Futures, Foreign exchange contracts | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	1,180	3,509
Derivatives designated as hedging instruments and other | Foreign currency swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	90,323	179,429
Derivatives designated as hedging instruments and other | Foreign currency swap agreements | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	8,671	13,072
Derivatives designated as hedging instruments and other | Foreign currency swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	3,687	31,830
Derivatives designated as hedging instruments and other | Foreign currency long-term-debt
Derivatives, Fair Value [Line Items]
Notional amount	96,221	116,695
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Notional amount	1,338	3,129
Trading derivatives or derivatives not designated as hedging instruments | Interest rate swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	29	47
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	206,075	227,640
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	598	1,558
Trading derivatives or derivatives not designated as hedging instruments | Futures, Foreign exchange contracts | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	613	1,459
Trading derivatives or derivatives not designated as hedging instruments | Foreign currency swap agreements
Derivatives, Fair Value [Line Items]
Notional amount		10,073
Trading derivatives or derivatives not designated as hedging instruments | Foreign currency swap agreements | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value		1,694
Trading derivatives or derivatives not designated as hedging instruments | Foreign currency swap agreements | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value		1,651
Trading derivatives or derivatives not designated as hedging instruments | Options held/written, caps held and other
Derivatives, Fair Value [Line Items]
Notional amount	113,160	124,034
Trading derivatives or derivatives not designated as hedging instruments | Options held/written, caps held and other | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	4,101	3,467
Trading derivatives or derivatives not designated as hedging instruments | Options held/written, caps held and other | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	2,678	2,071
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written
Derivatives, Fair Value [Line Items]
Notional amount	5,829	36,027
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Other Receivables
Derivatives, Fair Value [Line Items]
Asset derivatives Fair value	162	49
Trading derivatives or derivatives not designated as hedging instruments | Credit derivatives held/written | Trade notes, accounts payable and other liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives Fair value	¥ 4	¥ 236